Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Costs Incurred for Oil and Gas Producing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Argentina [member]
Disclosure of information about consolidated structured entities [Line Items]
Acquisition of unproved properties	$ 0	$ 0	$ 10
Exploration costs	80	44	32
Development costs	3,138	1,938	849
Total costs incurred	3,218	1,982	891
Other foreign [Member]
Disclosure of information about consolidated structured entities [Line Items]
Exploration costs	2	2	2
Total costs incurred	2	2	2
Worldwide [member]
Disclosure of information about consolidated structured entities [Line Items]
Acquisition of unproved properties	0	0	10
Exploration costs	82	46	34
Development costs	3,138	1,938	849
Total costs incurred	$ 3,220	$ 1,984	$ 893